Average Annual Total Returns	Government Obligations Fund First American Government Obligations Fund - Class A 1 Year		Government Obligations Fund First American Government Obligations Fund - Class A 5 Years		Government Obligations Fund First American Government Obligations Fund - Class A 10 Years		Government Obligations Fund First American Government Obligations Fund - Class A Inception Date		Government Obligations Fund First American Government Obligations Fund - Class D 1 Year	Government Obligations Fund First American Government Obligations Fund - Class D 5 Years	Government Obligations Fund First American Government Obligations Fund - Class D 10 Years	Government Obligations Fund First American Government Obligations Fund - Class D Inception Date	Government Obligations Fund First American Government Obligations Fund - Class P 1 Year	Government Obligations Fund First American Government Obligations Fund - Class P Since Inception	Government Obligations Fund First American Government Obligations Fund - Class P Inception Date	Government Obligations Fund First American Government Obligations Fund - Class U 1 Year	Government Obligations Fund First American Government Obligations Fund - Class U Since Inception	Government Obligations Fund First American Government Obligations Fund - Class U Inception Date	Government Obligations Fund First American Government Obligations Fund - Class V 1 Year	Government Obligations Fund First American Government Obligations Fund - Class V 5 Years	Government Obligations Fund First American Government Obligations Fund - Class V 10 Years	Government Obligations Fund First American Government Obligations Fund - Class V Inception Date	Government Obligations Fund First American Government Obligations Fund - Class X 1 Year	Government Obligations Fund First American Government Obligations Fund - Class X Since Inception	Government Obligations Fund First American Government Obligations Fund - Class X Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Y 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Y 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Y Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Z 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Z 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Z Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Inception Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z Inception Date		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 Year		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 Years		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 Years		Treasury Obligations Fund First American Treasury Obligations Fund - Class A Inception Date		Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 Year		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 Years		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 Years		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A Inception Date		U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z Inception Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z Inception Date
Total	1.50%	[1]	0.57%	[1]	0.29%	[1]	Sep. 24, 2001	[1]	1.65%	0.65%	0.33%	Jan. 21, 2095	2.11%	1.91%	Dec. 18, 2017	2.14%	2.01%	Feb. 26, 2018	1.96%	0.85%	0.43%	Mar. 31, 2006	2.12%	1.30%	Apr. 05, 2016	1.81%	0.74%	0.37%	Mar. 01, 2090	2.08%	0.95%	0.48%	Dec. 01, 2003	1.84%	1.08%	Jul. 18, 2016	2.01%	1.36%	Jul. 18, 2016	2.12%	1.46%	Jul. 18, 2016	2.28%	1.67%	Sep. 18, 2016	1.96%	1.31%	Jul. 18, 2016	2.22%	1.56%	Jul. 18, 2016	0.75%	[2],[3]	0.31%	[2],[3]	0.16%	[2],[3]	Sep. 24, 2001	[2],[3]	1.20%	[4]	0.61%	[4]	0.31%	[4]	Mar. 31, 2006	[4]	1.05%	[5]	0.51%	[5]	0.25%	[5]	Jan. 09, 2095	[5]	1.30%	[6]	0.69%	[6]	0.35%	[6]	Dec. 01, 2003	[6]	1.49%	[7]	0.56%	[7]	0.28%	[7]	Sep. 24, 2001	[7]	1.64%	0.65%	0.32%	Oct. 04, 2093	2.10%	1.91%	Dec. 18, 2017	1.95%	0.85%	0.42%	Mar. 31, 2006	2.11%	1.29%	Apr. 05, 2016	1.80%	0.74%	0.37%	Jan. 24, 2095	2.07%	0.94%	0.47%	Dec. 01, 2003	1.44%	[8]	0.54%	[8]	0.27%	[8]	Oct. 25, 2004	[8]	1.59%	0.63%	0.31%	Oct. 25, 2004	1.90%	0.81%	0.41%	Mar. 31, 2006	1.75%	0.72%	0.36%	Oct. 25, 2004	2.00%	0.89%	0.45%	Oct. 25, 2004	2.02%	[9]	0.92%	[9]	0.46%	[9]	Sep. 24, 2001	[9]	2.12%	[10]	1.00%	[10]	0.50%	[10]	Mar. 31, 2006	[10]	1.97%	[11]	0.88%	[11]	0.44%	[11]	Mar. 01, 2090	[11]	2.28%	[12]	1.11%	[12]	0.58%	[12]	Aug. 01, 2003	[12]

[1]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[3]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[4]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[5]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[6]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[7]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expense.
[8]	This table shows the average annual total returns of the fund’s Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund’s shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[9]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[10]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[11]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[12]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.